Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Common Stock	Equity Reserves	Accumulated Other Comprehensive Income (Loss)	Treasury Shares	Accumulated Deficit
Balance, shares at Dec. 31, 2017		52,718,153
Balance, amount at Dec. 31, 2017	$ 69,002	$ 81,468	$ 10,581	$ (4,073)	$ (97)	$ (18,877)
Statement [Line Items]
Brokered public offerings, shares		10,105,658
Brokered public offerings, amount	6,547	$ 6,547		$ 0	0	0
Less: Issuance costs	(895)	$ (895)		$ 0	0	0
At the market issuances, shares		151,800
At the market issuances, amount	136	$ 136		$ 0	0	0
Less: Issuance costs	(4)	$ (4)
Exercise of stock options, shares		87,500
Exercise of stock options, amount	112	$ 112
Carrying value of stock options exercised		84	$ (84)
Less: shares issuance costs	(5)	$ (5)
Carrying value RSUs exercised, shares		274,658
Carrying value RSUs exercised, amount		$ 602	(602)
Option cancelled or expired		$ 0	(746)			746
Shares- based payments	700		700
Net income for the year	1,626					1,626
Currency translations differences	(2,051)			(2,051)
Balance, shares at Dec. 31, 2018		63,337,769
Balance, amount at Dec. 31, 2018	75,168	$ 88,045	$ 9,849	(6,124)	(97)	(16,505)
Statement [Line Items]
Less: Issuance costs	(162)	$ (162)		$ 0	0	0
At the market issuances, shares		4,954,000
At the market issuances, amount	2,924	$ 2,924	$ 0	$ 0	0	0
Carrying value RSUs exercised, shares		565,259
Carrying value RSUs exercised, amount		$ 835	(835)
Option cancelled or expired			(762)	762
Shares- based payments	1,023		1,023
Net income for the year	(31,461)					(31,461)
Currency translations differences	1,561			$ 1,561
Brokered public offerings, amount	4,877	$ 4,877
Brokered public offerings, shares		7,735,360
Less: Issuance costs	(472)	$ (472)
Fair value of warrants issued	116		116
Share to be issued	349	$ 349
Balance, shares at Dec. 31, 2019		76,592,388
Balance, amount at Dec. 31, 2019	53,923	$ 96,396	9,391	$ (4,563)	(97)	(47,204)
Statement [Line Items]
At the market issuances, shares		6,730,054
At the market issuances, amount	4,940	$ 4,940	0	$ 0	0	0
Net income for the year	(7,651)		0			(7,651)
Currency translations differences	(247)		0	$ (247)
Exercise of warrants, shares		4,659,194
Exercise of warrants, amount	6,412	$ 6,528	(116)	$ 0		0
Exercise of options, shares		48,000
Exercise of options, amount	28	$ 43	$ (15)	$ 0		0
Common shares issued for services, shares		675,145
Common shares issued for services, amount	0	$ 0	$ 0	$ 0	0	0
Issuance costs	(254)	(254)		0	0	0
Options cancelled or expired	0		(516)	$ 0	0	516
Carrying value of RSUs exercised, amount		$ 650	$ (650)
Carrying value of RSUs exercised, shares		863,901
Share-based payments	1,857		$ 1,857	$ 0		0
Balance, shares at Dec. 31, 2020		89,568,682
Balance, amount at Dec. 31, 2020	$ 59,008	$ 108,303	$ 9,951	$ (4,810)	$ (97)	$ (54,339)